April 18, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE.

Washington, D.C. 20549

RE:	EQ Advisors Trust (the “Trust”)

File Nos.: 333-17217; 811-07953

Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, EQ Advisors Trust (the “Trust”) hereby certifies that the definitive forms of the prospectus and statement of additional information dated April 11, 2014 for the Trust, that would have been filed under paragraph (c) of Rule 497, do not differ from the form of prospectus and statement of additional information contained in Post-Effective Amendment No. 106 to the Trust’s Registration Statement on Form N-1A under the Securities Act, that was electronically filed on April 11, 2014.

If you have any questions regarding the foregoing, please contact the undersigned at 212/314-5280.

Sincerely EQ Advisors Trust

By:	/s/ William MacGregor
Name:	William MacGregor
Title:	Vice President and Assistant Secretary